Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of current and deferred income tax expense (benefit)

	2019	2018
Current:
Federal	$(961,588)	$—
State	1,222,292	778,190
	260,704	778,190
Deferred:
Federal	673,664	(1,549,549)
State	221,634	(1,326,346)
	895,298	(2,875,895)
Total income tax (benefit) expense	$1,156,002	$(2,097,705)

Schedule of reconciliation of the effective income tax rate

	2019	2018
Federal tax at statutory rate	21.0%	21.0%
Non‑taxable income	(46.6)%	0.8%
State income taxes, net of federal benefit	(9.6)%	(3.2)%
Change in valuation allowance	5.3%	(32.3)%
Net operating loss write‑offs	—	3.6%
Deferred adjustments	18.1	—%
Other	1.9%	0.7%
Effective income tax rate (benefit)	(9.9)%	(9.4)%

Schedule of deferred income tax assets and liabilities

	2019	2018
Deferred income tax assets:
Accounts receivable	$3,188,976	$1,575,902
Goodwill	4,805,554	5,401,652
Investment in partnership	41,745,232	—
Inventory	60,677	54,239
Accruals	249,595	615,327
Net operating losses and credits	3,494,969	4,986,913
Charitable contribution	16,942	16,420
Start-up / organizational costs	509,221	—
AMT credit	208,056	208,056
Total deferred income tax assets	54,279,222	12,858,509
Valuation allowance	(22,502,544)	—
Net deferred income tax assets	$31,776,678	$12,858,509
Deferred income tax liabilities:
Equipment and other fixed assets	(4,271,299)	(3,779,319)
Total deferred income tax liabilities	(4,271,299)	(3,779,319)
Noncurrent net deferred income tax assets	$27,505,379	$9,079,190